UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — December 31, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|12

Annual report

Putnam VT Money Market Fund

Putnam Investments

Message from the Trustees

Dear Shareholder:

With the uncertainty around the U.S. “fiscal cliff” diminished, investors now have some measure of clarity heading into 2013. Of course, challenges remain, including the upcoming debate over the debt ceiling at the end of March. Still, the significant risks — the fiscal cliff, a “hard landing” in China, and the dissolution of the European Union — have abated in the past few months.

Clarity and greater certainty are positive developments for investors. Markets worldwide are starting to recognize that macroeconomic data are beginning to stabilize and even exhibit nascent signs of growth. As the investment climate slowly improves, it is important for you to rely on the expertise of your financial advisor, who can help you work toward your financial goals.

We would like to take this opportunity to announce the arrival of two new Trustees, Liaquat Ahamed and Katinka Domotorffy, CFA, to your fund’s Board of Trustees. Mr. Ahamed, who in 2010 won the Pulitzer Prize for History with his book, Lords of Finance: The Bankers Who Broke the World, also serves on the Board of Aspen Insurance and the Board of the Rohatyn Group, an emerging-market fund complex that manages money for institutional investors.

Ms. Domotorffy, who until year-end 2011 was a Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management, currently serves as a member of the Anne Ray Charitable Trust’s Investment Committee, Margaret A. Cargill Philanthropies, and director for Reach Out and Read of Greater New York, an organization dedicated to promoting early childhood literacy.

We would also like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/12)

Investment objective

As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity

Net asset value December 31, 2012

Class IA: $1.00	Class IB: $1.00

Total return at net asset value

			Lipper VP (Underlying
			Funds) — Money
(as of 12/31/12)	Class IA shares*	Class IB shares†	Market Funds

1 year	0.01%	0.01%	–0.03%

5 years	3.22	2.82	2.38
Annualized	0.64	0.56	0.47

10 years	18.59	16.66	16.95
Annualized	1.72	1.55	1.58

Life	148.66	143.36	148.27
Annualized	3.72	3.63	3.73

Current yield (as of 12/31/12)

7-day yield
(without subsidy)	–0.25%	–0.50%

7-day yield
(with subsidy)	0.01%	0.01%

For a portion of the periods, the fund had expense limitations or waivers, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The 7-day yield is the most common gauge for measuring money market mutual fund performance. Yield reflects current performance more closely than total return.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are represented as a percentage of portfolio market value as of 12/31/12. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Putnam VT Money Market Fund 1

Report from your fund’s managers

What were the major issues facing money market investors during the fund’s 12-month reporting period?

Low interest rates, the eurozone debt crisis, the “fiscal cliff,” and discussions about additional reforms for money market funds preoccupied investors during the reporting period. During the period, the Federal Reserve announced its third round of quantitative easing, dubbed “QE3,” which was designed to lower borrowing costs and encourage consumption. Fed Chairman Ben Bernanke said that the stimulus would continue until the central bank saw “sustained improvement” in the labor market. The Fed also pledged to keep interest rates at their historic lows through 2015 given its outlook for U.S. growth.

Concerns over economic issues in Europe also weighed on investors. Toward the end of July, European Central Bank [ECB] President Mario Draghi pledged that the ECB would do “whatever it takes” to preserve the 17-nation eurozone. In September, the ECB unveiled its unlimited bond-buying program known as the European Stability Mechanism, which was quickly approved by the German parliament. The latest measures adopted by the ECB to support peripheral bond markets are a major step forward and come after significant progress was made on common banking supervision. While the economic difficulties are far from over, the ECB has, in our view, achieved its objective of reducing the probability of the collapse of the eurozone.

Throughout the year, there has been discussion about the Securities and Exchange Commission [SEC] proposing additional regulations to reduce the susceptibility of money market funds to massive liquidations in the event of a market crisis. These new proposals included requirements for capital buffers, redemption restrictions, and possibly variable-rate net asset values. At its November meeting, the Financial Stability Oversight Council approved proposed recommendations for reform and authorized their publication for public comment. We will be closely monitoring these discussions in the coming months.

How have the central banks’ accommodative policies affected your strategy to find income?

The Fed’s multi-year accommodative policies and the ECB’s massive Long-Term Refinancing Operation have added much-needed liquidity to the global banking system — easing market fears — but short-term rates remain close to zero. Despite this challenge, we have found investments further out on the money market yield curve, which has allowed us to extend maturities in the portfolio to lock in attractive rates for longer periods of time.

The fund’s overall strategy remains focused on pursuing stability and liquidity by investing in commercial paper, repurchase agreements, and U.S. Treasury securities. With the credit picture improving for several issuers, we felt comfortable selectively adding to the fund’s credit exposure by investing in corporate notes issued in Canada, Australia, and the more economically viable Nordic countries in northern Europe. In addition, we maintained the fund’s overweight exposure to repurchase agreements collateralized by U.S. government agency mortgage-backed securities. These securities offered higher yields during the period due to increased supply and the Fed’s Operation Twist, a large-scale fixed-income asset purchase program designed to keep downward pressure on longer-term interest rates in order to provide economic stimulus.

Which fund holdings exemplified your strategy during the period?

We think that the underlying bank fundamentals continue to improve, and have invested in large, creditworthy banks, such as JPMorgan, Svenska Handelsbanken, and Bank of Montreal. Asset-quality measures are showing improving trends. Profits are being retained and are helping to build capital. In our opinion, these positive developments are somewhat offset by the banks’ underlying revenue weakness with soft loan demand, pressured interest margins, lower capital markets volume, and ongoing regulatory pressure on fee business. Given the ongoing sovereign debt stress in Europe, we have limited the fund’s exposure to these markets.

What do you see on the horizon that could influence your management of the fund?

Generally speaking, the major macro risks appear to have diminished, but they still require close monitoring since they have implications for the direction of interest rates. Although politicians avoided the fiscal cliff, there is potential for further political gridlock as negotiations to increase the debt ceiling and resolve further uncertainty about fiscal policy remain. Now that the SEC’s proposed structural reforms of money markets are back on the table, we will be actively monitoring the impact of changes for our shareholders. With so many crosscurrents, we will continue to maintain the fund’s conservative positioning — focusing on safety and liquidity — while looking for attractive income further out on the money market yield curve.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. Current and future portfolio holdings are subject to risk.

2 Putnam VT Money Market Fund

Your fund’s managers

Portfolio Manager Joanne M. Driscoll is a CFA charterholder. She joined Putnam in 1995 and has been in the investment industry since 1992.

Portfolio Manager Jonathan M. Topper is a Portfolio Analyst at Putnam. He has been in the investment industry since he joined Putnam in 1990.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Money Market Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2012, to December 31, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/12		for the 6 months ended 12/31/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$1.21	$1.21	$1.22	$1.22

Ending value
(after expenses)	$1,000.03	$1,000.03	$1,023.93	$1,023.93

Annualized
expense ratio†	0.24%	0.24%	0.24%	0.24%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights. Reflects a voluntary waiver of certain fund expenses.

4 Putnam VT Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Money Market Fund (the “fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2012 by correspondence with the custodian, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2013

Putnam VT Money Market Fund 5

The fund’s portfolio 12/31/12

REPURCHASE AGREEMENTS (38.1%)*	Principal amount	Value

Interest in $412,000,000 joint tri-party repurchase
agreement dated 12/31/12 with Citigroup Global
Markets, Inc. due 1/2/13 — maturity value of
$14,229,158 for an effective yield of 0.20%
(collateralized by various mortgage backed securities
with coupon rates ranging from 3.50% to 5.00% and
due dates ranging from 9/20/40 to 9/1/42, valued
at $420,240,001)	$14,229,000	$14,229,000

Interest in $308,000,000 joint tri-party term repurchase
agreement dated 12/26/12 with Citigroup Global
Markets, Inc. due 1/2/13 — maturity value of $4,200,155
for an effective yield of 0.19% (collateralized by various
mortgage backed securities with coupon rates ranging
from 2.103% to 5.496% and due dates ranging from
10/1/20 to 1/1/43, valued at $314,279,839)	4,200,000	4,200,000

Interest in $73,100,000 joint tri-party repurchase
agreement dated 12/31/12 with Credit Suisse First
Boston due 1/2/13 — maturity value of $2,600,025 for
an effective yield of 0.17% (collateralized by various
corporate bonds and notes with coupon rates ranging
from 1.35% to 7.30% and due dates ranging from
8/19/13 to 4/1/33, valued at $73,101,334)	2,600,000	2,600,000

Interest in $30,000,000 joint tri-party term repurchase
agreement dated 12/26/12 with Deutsche Bank
Securities, Inc. due 1/2/13 — maturity value of
$3,700,144 for an effective yield of 0.20%
(collateralized by various mortgage backed
securities with a coupon rate of 3.00% and due dates
ranging from 6/1/27 to 8/1/27, valued at $30,626,576)	3,700,000	3,700,000

Interest in $175,000,000 joint tri-party repurchase
agreement dated 12/31/12 with Goldman Sach & Co.
due 1/2/13 — maturity value of $14,230,198 for an
effective yield of 0.25% (collateralized by a mortgage
backed security with a coupon rate of 4.50% and a due
date of 7/20/41, valued at $178,500,000)	14,230,000	14,230,000

Interest in $73,175,000 joint tri-party repurchase
agreement dated 12/21/12 with JPMorgan Securities,
Inc. due 1/22/13 — maturity value of $2,625,677 for
an effective yield of 0.29% (collateralized by various
mortgage backed securities with coupon rates ranging
from zero % to 10.375% and due dates ranging from
2/15/13 to 12/16/50, valued at $73,178,815)	2,625,000	2,625,000

Interest in $160,000,000 joint tri-party repurchase
agreement dated 12/31/12 with JPMorgan Securities,
Inc. due 1/2/13 — maturity value of $14,229,198 for
an effective yield of 0.25% (collateralized by various
mortgage backed securities with coupon rates ranging
from 3.00% to 5.50% and due dates ranging from
12/1/25 to 12/1/42, valued at $160,001,279)	14,229,000	14,229,000

Interest in $257,000,000 joint tri-party term repurchase
agreement dated 12/28/12 with JPMorgan Securities,
Inc. due 1/4/13 — maturity value of $4,225,164 for an
effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 2.00%
to 9.50% and due dates ranging from 3/1/13 to 1/1/43,
valued at $257,003,506)	4,225,000	4,225,000

Interest in $68,000,000 joint tri-party repurchase
agreement dated 12/31/12 with JPMorgan Securities,
Inc. due 1/2/13 — maturity value of $3,100,029 for
an effective yield of 0.17% (collateralized by various
corporate bonds and notes with coupon rates ranging
from 0.01% to 9.50% and due dates ranging from
8/15/13 to 7/15/42, valued at $68,006,044)	3,100,000	3,100,000

REPURCHASE AGREEMENTS (38.1%)* cont.		Principal amount		Value

Interest in $466,474,000 joint tri-party repurchase
agreement dated 12/31/12 with Royal Bank of Canada
due 1/2/13 — maturity value of $14,229,150 for an
effective yield of 0.19% (collateralized by various
mortgage backed securities with coupon rates ranging
from 4.00% to 5.50% and due dates ranging from
12/1/39 to 12/1/41, valued at $475,808,503)			$14,229,000	$14,229,000

Interest in $4,200,000 tri-party term repurchase
agreement dated 12/26/12 with Barclays Capital, Inc.
due 1/2/13 — maturity value of $4,200,147 for an
effective yield of 0.18% (collateralized by Federal
National Mortgage Association security with a coupon
rate of 3.00%, due date 12/1/42, valued at $4,291,792)			4,200,000	4,200,000

Total repurchase agreements (cost $81,567,000)				$81,567,000

ASSET-BACKED
COMMERCIAL		Maturity	Principal
PAPER (14.7%)*	Yield	date	amount	Value

Bryant Park Funding, LLC	0.190	1/15/13	$2,095,000	$2,094,845

Chariot Funding, LLC	0.250	2/14/13	250,000	249,924

Chariot Funding, LLC	0.210	3/11/13	1,840,000	1,839,259

CRC Funding, LLC	0.220	1/3/13	1,075,000	1,074,987

Fairway Finance, LLC
(Canada)	0.200	1/16/13	1,100,000	1,099,908

Fairway Finance, LLC
144A (Canada)	0.000	4/9/13	925,000	925,000

Gotham Funding Corp.
(Japan)	0.220	3/11/13	450,000	449,810

Gotham Funding Corp.
(Japan)	0.220	2/15/13	2,700,000	2,699,258

Govco, LLC	0.220	1/9/13	1,050,000	1,049,949

Jupiter
Securitization Co., LLC	0.210	3/4/13	2,180,000	2,179,212

Liberty Street
Funding, LLC (Canada)	0.220	2/5/13	1,750,000	1,749,626

Manhattan Asset
Funding Co., LLC
(Japan)	0.220	1/18/13	2,200,000	2,199,771

Old Line Funding, LLC	0.220	1/23/13	680,000	679,909

Old Line Funding, LLC	0.200	3/25/13	1,425,000	1,424,343

Straight-A Funding, LLC	0.190	3/7/13	3,675,000	3,673,739

Straight-A Funding, LLC	0.180	1/9/13	1,000,000	999,960

Straight-A Funding, LLC
144A Ser. 1	0.180	1/17/13	1,850,000	1,849,852

Thunder Bay Funding, LLC	0.210	3/25/13	1,225,000	1,224,407

Thunder Bay Funding, LLC	0.200	1/14/13	900,000	899,935

Variable Funding
Capital Co., LLC 144A	0.170	1/25/13	325,000	324,963

Variable Funding
Capital Co., LLC 144A
(Wachovia Bank
NA (LOC))	0.170	1/2/13	1,750,000	1,749,992

Working Capital
Management Co. 144A
(Japan)	0.200	1/4/13	1,050,000	1,049,983

Total asset-backed commercial paper (cost $31,488,632)				$31,488,632

6 Putnam VT Money Market Fund

COMMERCIAL		Maturity		Principal
PAPER (13.5%)*	Yield	date		amount	Value

Australia & New Zealand
Banking Group, Ltd.
(Australia)	0.210	4/15/13		$1,800,000	$1,798,908

Australia & New Zealand
Banking Group, Ltd.
144A (Australia)	0.530	1/10/13		1,500,000	1,500,000

COFCO Capital Corp.
(Rabobank Nederland, NY
Branch (LOC))	0.440	1/3/13		1,930,000	1,929,953

Commonwealth Bank
of Australia 144A
(Australia)	0.260	6/17/13		1,950,000	1,947,648

DnB Bank ASA (Norway)	0.351	1/28/13		1,300,000	1,299,659

DnB Bank ASA (Norway)	0.255	3/27/13		1,900,000	1,898,856

Export Development
Canada (Canada)	0.200	4/23/13		1,000,000	999,378

Export Development
Canada (Canada)	0.160	2/14/13		2,225,000	2,224,565

General Electric
Capital Corp.	0.230	3/28/13		425,000	424,766

General Electric
Capital Corp.	0.220	1/22/13		1,750,000	1,749,775

HSBC USA, Inc.
(United Kingdom)	0.601	4/4/13		900,000	899,303

HSBC USA, Inc.
(United Kingdom)	0.371	8/16/13		1,350,000	1,346,850

Nordea North
America, Inc./DE
(Sweden)	0.315	3/12/13		2,300,000	2,298,591

Standard Chartered
Bank/New York	0.290	3/1/13		850,000	849,596

Standard Chartered
Bank/New York 144A	0.290	4/9/13		1,250,000	1,249,013

State Street Corp.	0.210	3/15/13		1,000,000	999,574

State Street Corp.	0.210	3/11/13		1,185,000	1,184,523

Toronto-Dominion
Holdings (USA), Inc.
144A (Canada)	0.290	2/4/13		800,000	799,781

Toyota Credit
Canada, Inc. (Canada)	0.220	1/28/13		2,175,000	2,174,641

Westpac Banking Corp.
144A (Australia)	0.305	2/4/13		1,400,000	1,400,000

Total commercial paper (cost $28,975,380)					$28,975,380

U.S. TREASURY		Maturity		Principal
OBLIGATIONS (10.7%)*	Yield	date		amount	Value

U.S. Treasury Bills	0.180	10/17/13		$3,000,000	$2,995,665

U.S. Treasury Bills	0.155	5/2/13		2,200,000	2,198,869

U.S. Treasury Bills	0.142	4/4/13		5,800,000	5,797,902

U.S. Treasury Bills	0.122	7/25/13		2,200,000	2,198,497

U.S. Treasury Notes k	3.500	5/31/13		2,000,000	2,027,274

U.S. Treasury Notes k	0.625	4/30/13		4,875,000	4,882,380

U.S. Treasury Notes k	0.375	7/31/13		2,900,000	2,903,051

Total U.S. Treasury obligations (cost $23,003,638)					$23,003,638

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (8.1%)*	Yield	date	Rating**	amount	Value

California (0.5%)
California Educational
Facilities Authority
Commercial Paper	0.180	1/18/13	P–1	$1,000,000	$1,000,000

					1,000,000

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (8.1%)* cont.	Yield	date	Rating**	amount	Value

District of Columbia (0.5%)
American University
Commercial Paper Ser. A	0.180	3/13/13	A–1	$1,000,000	$999,645

					999,645
Illinois (0.5%)
Illinois State
Educational Facilities
Authority VRDN (Lake
Forest Open
Lands) (Northern
Trust Co. (LOC)) M	0.140	8/1/33	A–1+	1,000,000	1,000,000

					1,000,000
Indiana (1.1%)
Indiana Finance
Authority Commercial
Paper, Ser. D-2	0.170	1/8/13	VMIG1	1,150,000	1,150,000

Saint Joseph County
Commercial Paper	0.190	1/11/13	P–1	1,150,000	1,149,939

					2,299,939
Kentucky (1.0%)
Kentucky Economic
Development Finance
Authority VRDN
(Catholic Health
Initiatives), Ser. C M	0.130	5/1/34	VMIG1	2,100,000	2,100,000

					2,100,000
Maryland (2.2%)
Johns Hopkins University
Commercial Paper	0.220	1/8/13	P–1	800,000	800,000

Johns Hopkins University
Commercial Paper	0.200	1/7/13	P–1	4,040,000	4,040,000

					4,840,000
North Carolina (1.6%)
Wake County, VRDN,
Ser. B M	0.140	3/1/24	VMIG1	500,000	500,000

Duke University
Commercial Paper
Ser. B-98	0.150	1/10/13	P–1	2,900,000	2,899,891

					3,399,891
Texas (0.2%)
Harris County, Health
Facilities Development
Authority VRDN (Texas
Childrens Hospital),
Ser. B-1 M	0.150	10/1/29	VMIG1	470,000	470,000

					470,000
Wisconsin (0.5%)
Wisconsin State Health &
Educational Facilities
Authority VRDN (Wheaton
Franciscan Services),
Ser. B (U.S. Bank
NA (LOC)) M	0.120	8/15/33	VMIG1	1,140,000	1,140,000

					1,140,000

Total municipal bonds and notes (cost $17,249,475)					$17,249,475

CORPORATE BONDS	Interest	Maturity		Principal
AND NOTES (6.9%)*	rate (%)	date		amount	Value

Commonwealth Bank
of Australia 144A
sr. unsec. notes FRN
(Australia)	0.859	3/19/13		$1,200,000	$1,201,178

HSBC Bank PLC 144A
sr. unsec.
unsub. notes FRN
(United Kingdom)	0.725	1/18/13		1,000,000	1,000,121

Putnam VT Money Market Fund 7

CORPORATE BONDS	Interest	Maturity	Principal
AND NOTES (6.9%)* cont.	rate (%)	date	amount	Value

JPMorgan Chase & Co.
sr. unsec.
unsub. notes FRN, MTN	0.962	2/26/13	$1,000,000	$1,001,009

National Australia Bank,
Ltd. 144A sr. unsec.
notes FRN (Australia)	0.831	1/8/13	1,000,000	1,000,077

Royal Bank of Canada
144A sr. unsec.
notes FRN (Canada) M	0.689	5/15/14	3,925,000	3,925,018

Svenska
Handelsbanken/New York,
NY 144A unsec.
notes FRN (Sweden)	0.293	1/7/13	3,500,000	3,500,000

Wachovia Corp.
sr. unsec. notes MTN,
Ser. G	5.700	8/1/13	550,000	567,089

Wachovia Corp.
sr. unsec. notes MTN,
Ser. G	5.500	5/1/13	550,000	559,413

Westpac Banking Corp.
144A sr. unsec.
notes FRN (Australia)	0.901	4/8/13	2,000,000	2,002,742

Total corporate bonds and notes (cost $14,756,647)				$14,756,647

U.S. GOVERNMENT
AGENCY	Interest	Maturity	Principal
OBLIGATIONS (3.6%)*	rate	date	amount	Value

Federal Farm Credit Bank
unsec. notes FRN, Ser. 1	0.250	1/14/13	$3,500,000	$3,500,000

Federal Home Loan Bank
sr. unsec. notes	0.170	9/20/13	2,000,000	1,999,928

Federal Home Loan Bank
unsec. notes	0.400	7/9/13	1,000,000	1,001,291

Federal National
Mortgage Association
unsec. notes	0.500	8/9/13	1,250,000	1,252,584

Total U.S. government agency obligations (cost $7,753,803)				$7,753,803

CERTIFICATES OF	Interest	Maturity	Principal
DEPOSIT (3.6%)*	rate (%)	date	amount	Value

Bank of Montreal/Chicago,
IL FRN (Canada)	0.431	6/21/13	$1,350,000	$1,350,000

Bank of Nova
Scotia/Houston FRN	0.658	9/17/13	1,500,000	1,503,420

National Australia Bank,
Ltd. (Australia)	0.258	5/20/13	1,100,000	1,100,000

National Australia Bank,
Ltd./New York FRN
(Australia)	0.396	4/24/13	1,200,000	1,200,000

Toronto-Dominion Bank/NY
FRN (Canada)	0.321	10/21/13	2,500,000	2,500,000

Total certificates of deposit (cost $7,653,420)				$7,653,420

Total investments (cost $212,447,995)				$212,447,995

Key to holding’s abbreviations

FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $214,045,425.

**The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

k The rates shown are the current interest rates at the close of the reporting period.

M The security’s effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	76.7%	Sweden	2.7%

Canada	8.4	United Kingdom	1.5

Australia	6.2	Norway	1.5

Japan	3.0	Total	100.0%

8 Putnam VT Money Market Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$—	$31,488,632	$—

Certificates of deposit	—	7,653,420	—

Commercial paper	—	28,975,380	—

Corporate bonds and notes	—	14,756,647	—

Municipal bonds and notes	—	17,249,475	—

Repurchase agreements	—	81,567,000	—

U.S. Government agency obligations	—	7,753,803	—

U.S. Treasury obligations	—	23,003,638	—

Totals by level	$—	$212,447,995	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 9

Statement of assets and liabilities
12/31/12

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $130,880,995)	$130,880,995

Repurchase agreements (identified cost $81,567,000)	81,567,000

Cash	40,862

Interest and other receivables	92,402

Receivable for shares of the fund sold	1,971,589

Total assets	214,552,848

Liabilities

Payable for shares of the fund repurchased	308,050

Payable for compensation of Manager (Note 2)	9,507

Payable for custodian fees (Note 2)	8,057

Payable for investor servicing fees (Note 2)	17,664

Payable for Trustee compensation and expenses (Note 2)	95,262

Payable for administrative services (Note 2)	2,168

Payable for auditing and tax fees	53,433

Other accrued expenses	13,282

Total liabilities	507,423

Net assets	$214,045,425

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$214,284,689

Accumulated net realized loss on investments (Note 1)	(239,264)

Total — Representing net assets applicable to capital shares outstanding	$214,045,425

Computation of net asset value Class IA

Net assets	$99,706,510

Number of shares outstanding	99,832,632

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$1.00

Computation of net asset value Class IB

Net assets	$114,338,915

Number of shares outstanding	114,473,427

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

10 Putnam VT Money Market Fund

Statement of operations
Year ended 12/31/12

Investment income

Interest (including interest income of $439 from investments in affiliated issuers) (Note 5)	$574,074

Expenses

Compensation of Manager (Note 2)	679,881

Investor servicing fees (Note 2)	230,201

Custodian fees (Note 2)	15,542

Trustee compensation and expenses (Note 2)	22,317

Distribution fees (Note 2)	304,737

Administrative services (Note 2)	7,856

Other	110,747

Fees waived and reimbursed by Manager (Note 2)	(820,122)

Total expenses	551,159

Expense reduction (Note 2)	(98)

Net expenses	551,061

Net investment income	23,013

Net realized gain on investments (Notes 1 and 3)	10,685

Net gain on investments	10,685

Net increase in net assets resulting from operations	$33,698

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 11

Statement of changes in net assets

	Year ended	Year ended
	12/31/12	12/31/11

Decrease in net assets

Operations:

Net investment income	$23,013	$31,317

Net realized gain on investments	10,685	21,352

Net increase in net assets resulting from operations	33,698	52,669

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(10,866)	(14,557)

Class IB	(12,147)	(16,760)

Decrease from capital share transactions (Note 4)	(43,161,473)	(45,383,872)

Total decrease in net assets	(43,150,788)	(45,362,520)

Net assets:

Beginning of year	257,196,213	302,558,733

End of year	$214,045,425	$257,196,213

12 Putnam VT Money Market Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS				RATIOS AND SUPPLEMENTAL
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a,b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[a,c]	Ratio of net investment income (loss) to average net assets (%)

Class IA

12/31/12	$1.00	.0001	—[d]	.0001	(.0001)	(.0001)	$1.00	.01	$99,707	.24[e]	.01[e]

12/31/11	1.00	.0001	.0001	.0002	(.0001)	(.0001)	1.00	.01	123,847	.20[e]	.01[e]

12/31/10	1.00	.0003	(.0004)	(.0001)	(.0004)	(.0004)	1.00	.03	138,561	.26[e]	.03[e]

12/31/09	1.00	.0036	—[d]	.0036	(.0035)	(.0035)	1.00	.35	178,927	.47[e,f]	.39[e,f]

12/31/08	1.00	.0279	(.0003)	.0276	(.0279)	(.0279)	1.00	2.83	251,780	.47[f]	2.78[f]

Class IB

12/31/12	$1.00	.0001	—[d]	.0001	(.0001)	(.0001)	$1.00	.01	$114,339	.24[e]	.01[e]

12/31/11	1.00	.0001	.0001	.0002	(.0001)	(.0001)	1.00	.01	133,349	.20[e]	.01[e]

12/31/10	1.00	.0003	(.0004)	(.0001)	(.0004)	(.0004)	1.00	.03	163,998	.26[e]	.03[e]

12/31/09	1.00	.0022	—[d]	.0022	(.0021)	(.0021)	1.00	.21	191,806	.62[e,f]	.24[e,f]

12/31/08	1.00	.0254	(.0003)	.0251	(.0254)	(.0254)	1.00	2.57	220,510	.72[f]	2.54[f]

a The charges and expenses at the insurance company separate account level are not reflected.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements (Note 2).

d Amount represents less than $0.0001 per share.

e Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	12/31/12	12/31/11	12/31/10	12/31/09

Class IA	0.22%	0.26%	0.19%	0.07%

Class IB	0.47	0.51	0.44	0.17

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.04%

12/31/08	0.08

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 13

Notes to financial statements 12/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through December 31, 2012.

Putnam VT Money Market Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high-quality and have short-term maturities. The fund invests significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. The fund may also invest in U.S. dollar denominated foreign securities of these types. Putnam Management may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2012, the fund had a capital loss carryover of $239,264 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$104,784	N/A	$104,784	12/31/16

134,480	N/A	134,480	12/31/18

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However,

14 Putnam VT Money Market Fund

any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the reporting period ended, there were no temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund required no such reclassifications.

The tax basis components of distributable earnings as of the close of the reporting period were as follows:

Capital loss carryforward	$(239,264)

The aggregate identified cost on a financial reporting and tax basis is the same.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 38.2% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.440%	of the first $5 billion,
0.390%	of the next $5 billion,
0.340%	of the next $10 billion,
0.290%	of the next $10 billion,
0.240%	of the next $50 billion,
0.220%	of the next $50 billion,
0.210%	of the next $100 billion and
0.205%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management waived $820,122 as a result of this waiver, which includes $304,737 of class IB specific distribution fees from the fund, and the net yield at the close of the reporting period was 0.01%.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class IA	$108,677
Class IB	121,524

Total	$230,201

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $98 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $165, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$304,737

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $13,762,144,783 and $13,804,826,777, respectively.

Putnam VT Money Market Fund 15

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/12		Year ended 12/31/11		Year ended 12/31/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	25,221,810	$25,221,810	43,848,519	$43,848,519	31,600,362	$31,600,362	45,924,722	$45,924,722

Shares issued in connection with
reinvestment of distributions	10,866	10,866	14,557	14,557	12,147	12,147	16,760	16,760

	25,232,676	25,232,676	43,863,076	43,863,076	31,612,509	31,612,509	45,941,482	45,941,482

Shares repurchased	(49,378,683)	(49,378,683)	(58,586,395)	(58,586,395)	(50,627,975)	(50,627,975)	(76,602,035)	(76,602,035)

Net decrease	(24,146,007)	$(24,146,007)	(14,723,319)	$(14,723,319)	(19,015,466)	$(19,015,466)	(30,660,553)	$(30,660,553)

Note 5 — Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$9,600,000	$655	$9,600,655	$439	$—

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7 — New accounting pronouncement

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

16 Putnam VT Money Market Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Colorado.	SM Energy Company, a domestic exploration and production company; UNS Energy Corporation, an Arizona utility	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Charles B. Curtis Born 1940 Trustee since 2001	Senior Advisor to the Center for Strategic and International Studies. Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board. Chairman of World Institute of Nuclear Security, a non-profit international non-governmental organization.	Southern California Edison, a regulated electric utility, and its parent company, Edison International	
Robert J. Darretta Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Anne Ray Charitable Trust's Investment Committee, Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; TransCanada Corporation, an energy company focused on natural gas transmission, oil pipeline, and power services; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra	
Elizabeth T. Kennan Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system

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*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2012, there were 109 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President and Treasurer	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and Putnam
Vice President and Chief Legal Officer	Since 2007	Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments and	Putnam Investments and	Judith Cohen (Born 1945)
Putnam Management	Putnam Management	Vice President, Clerk, and Associate Treasurer
Since 1993
Robert R. Leveille (Born 1969)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer	Nancy E. Florek (Born 1957)
Since 2007	Since 2007	Vice President, Proxy Manager, Assistant
Chief Compliance Officer, Putnam	Director of Accounting & Control Services,	Clerk, and Associate Treasurer
Investments, Putnam Management, and	Putnam Management	Since 2000
Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Elizabeth T. Kennan
Putnam Retail Management	Ropes & Gray LLP	Kenneth R. Leibler
One Post Office Square		Robert E. Patterson
Boston, MA 02109	Independent Registered	George Putnam, III
	Public Accounting Firm	Robert L. Reynolds
	PricewaterhouseCoopers LLP	W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Money Market Fund 21

This report has been prepared for the shareholders
of Putnam VT Money Market Fund.

H517
279066 2/13

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2012	$52,382	$ —	$1,994	$517
December 31, 2011	$56,515	$--	$1,717	$ —

For the fiscal years ended December 31, 2012 and December 31, 2011, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $254,626 and $129,099 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2012	$ —	$147,500	$ —	$ —

December 31, 2011	$ —	$107,505	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2013